Employee Retirement Plans - Expected Benefit Payments (Details) $ in Thousands	Dec. 30, 2016 USD ($)
U.S. Pension Plans
Expected benefit payments for U.S. and non-U.S. defined benefit plans
2017	$ 16,594
2018	16,758
2019	16,837
2020	16,910
2021	17,592
Thereafter	86,226
Total expected future benefit payments	170,917
Non-U.S. Pension Plans
Expected benefit payments for U.S. and non-U.S. defined benefit plans
2017	37,303
2018	36,753
2019	37,702
2020	38,033
2021	38,241
Thereafter	201,493
Total expected future benefit payments	389,525
Non-Qualified Pension Plans
Expected benefit payments for U.S. and non-U.S. defined benefit plans
2017	89
2018	87
2019	85
2020	83
2021	80
Thereafter	359
Total expected future benefit payments	783
Postretirement Benefit Plans
Expected benefit payments for U.S. and non-U.S. defined benefit plans
2017	2,471
2018	2,545
2019	2,637
2020	2,751
2021	2,864
Thereafter	14,325
Total expected future benefit payments	$ 27,593